Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 08, 2016	Mar. 23, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 21, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business					$ 52,792
Revenues			$ 798,175	$ 778,900	765,048
Net cash provided by operating activities			74,602	65,013	48,967
Net cash used in investing activities			$ (61,535)	$ (119,206)	(74,272)
Trilogy Dominicana
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of Wholly-owned subsidiary, sale price							$ 62,000
Cash received from sale of business		$ 35,000				$ 27,000
Gain on sale of business		52,800
Capital gains taxes paid	$ 5,400
Transaction costs						900
Net operating loss carryforwards		$ 0				66,500
Revenues					7,500
Net losses					2,500
Gain on sale of discontinued operations					52,800
Gain from discontinued operations, net of tax					50,300
Net cash provided by operating activities					200
Net cash used in investing activities					$ 500
Trilogy Dominicana | Operational Costs
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of business						$ 6,000